Himax Technologies, Inc. (the Parent Company only) - Condensed Statements of Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Revenues	$ 906,802	$ 945,428	$ 1,201,339
costs and expenses	838,581	902,216	943,752
Operating loss	68,221	43,212	257,587
Interest income	9,907	8,746	4,813
Changes in fair value of financial assets at fair value through profit or loss	1,363	1,655	1,246
Foreign currency exchange losses, net	2,491	(768)	5,506
Finance costs	(4,014)	(6,080)	(2,783)
Loss on re-measurement of the pre-existing relationships in a business combination	0	(1,932)	0
Profit before income taxes	77,335	44,393	276,565
Income tax expense (benefit)	(2,435)	(5,028)	41,098
Profit for the year	79,770	49,421	235,467
Equity attributable to owners of parent
Statement [line items]
Revenues		0	0
costs and expenses	618	547	486
Operating loss	(618)	(547)	(486)
Interest income	543	268	166
Changes in fair value of financial assets at fair value through profit or loss	1,238	1,639	1,021
Foreign currency exchange losses, net	(166)	(102)	(487)
Finance costs	(11,201)	(12,371)	(4,944)
Loss on re-measurement of the pre-existing relationships in a business combination	0	(1,932)	0
Share of profits of subsidiaries and affiliates	89,959	63,661	241,712
Profit before income taxes	79,755	50,616	236,982
Income tax expense (benefit)		0	0
Profit for the year	$ 79,755	$ 50,616	$ 236,982